Deferred income tax	12 Months Ended
Dec. 31, 2020
Deferred income tax
Deferred income tax

13. Deferred income tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$'m	$'m	$'m
At January 1, 2019	432	(721)	(289)
Impact of adopting IFRS 16	14	(1)	13
Credited to the income statement (Note 6)	17	16	33
Charged to the income statement (Discontinued operation)	(12)	(1)	(13)
Credited to other comprehensive income	30	3	33
Exchange	1	3	4
Disposal of Food & Specialty	(76)	155	79
At December 31, 2019	406	(546)	(140)
(Charged)/credited to the income statement (Note 6)	(22)	26	4
Credited/(charged) to other comprehensive income	23	(6)	17
Exchange	13	(18)	(5)
At December 31, 2020	420	(544)	(124)

The components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2020	2019
	$'m	$'m
Tax losses	47	40
Employee benefit obligations	168	142
Depreciation timing differences	83	84
Provisions	72	74
Other	50	66
	420	406
Available for offset	(175)	(202)
Deferred tax assets	245	204
Intangible assets	(265)	(295)
Accelerated depreciation and other fair value adjustments	(239)	(206)
Other	(40)	(45)
	(544)	(546)
Available for offset	175	202
Deferred tax liabilities	(369)	(344)

The tax credit recognized in the consolidated income statement is analyzed as follows:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Tax losses	4	(4)	18
Employee benefit obligations	(2)	(11)	3
Depreciation timing differences	(5)	21	4
Provisions	(3)	(2)	(1)
Other deferred tax assets	(16)	1	12
Intangible assets	40	19	52
Accelerated depreciation and other fair value adjustments	(27)	(12)	(20)
Other deferred tax liabilities	13	8	(3)
	4	20	65

Deferred tax assets are only recognized on tax loss carry forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of $33 million (2019: $37 million) in respect of tax losses amounting to $131 million (2019: $146 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.